Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For-Sale Securities
Beginning balance at Dec. 31, 2014	$ 200,892	$ 15,144	$ 57,709	$ 128,718	$ (679)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.49, $.56, and $.65 per share for the period ended 2015, 2016, and 2017, respectively	(4,935)			(4,935)
Issuance of 72,543, 98,318, and 125,960 shares of stock pursuant to dividend reinvestment plan for the period 2015, 2016 and 2017, respectively	3,511	145	3,366
Issuance of 7,633, 5,120, and 5,078 shares of stock pursuant to exercise of stock options for the period 2015, 2016 and 2017, respectively	241	15	226
Share based compensation expense	38		38
Net change in fair value of available-for-sale securities during the year, net of taxes of $106, $2,006, and $338 for the period 2015, 2016 and 2017 respectively	(172)				(172)
Net earnings for the year	23,863			23,863
Ending balance at Dec. 31, 2015	223,438	15,304	61,339	147,646	(851)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.49, $.56, and $.65 per share for the period ended 2015, 2016, and 2017, respectively	(5,756)			(5,756)
Issuance of 72,543, 98,318, and 125,960 shares of stock pursuant to dividend reinvestment plan for the period 2015, 2016 and 2017, respectively	4,316	197	4,119
Issuance of 7,633, 5,120, and 5,078 shares of stock pursuant to exercise of stock options for the period 2015, 2016 and 2017, respectively	152	10	142
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split	0	5,128	(5,128)
Share based compensation expense	69		69
Net change in fair value of available-for-sale securities during the year, net of taxes of $106, $2,006, and $338 for the period 2015, 2016 and 2017 respectively	(3,232)				(3,232)
Net earnings for the year	25,633			25,633
Ending balance at Dec. 31, 2016	244,620	20,639	60,541	167,523	(4,083)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.49, $.56, and $.65 per share for the period ended 2015, 2016, and 2017, respectively	(6,729)			(6,729)
Issuance of 72,543, 98,318, and 125,960 shares of stock pursuant to dividend reinvestment plan for the period 2015, 2016 and 2017, respectively	5,266	252	5,014
Issuance of 7,633, 5,120, and 5,078 shares of stock pursuant to exercise of stock options for the period 2015, 2016 and 2017, respectively	152	10	142
Reclassification of deferred tax asset revaluation	0			697	(697)
Share based compensation expense	350		350
Net change in fair value of available-for-sale securities during the year, net of taxes of $106, $2,006, and $338 for the period 2015, 2016 and 2017 respectively	545				545
Net earnings for the year	23,526			23,526
Ending balance at Dec. 31, 2017	$ 267,730	$ 20,901	$ 66,047	$ 185,017	$ (4,235)